Summary of significant accounting policies (Details 2) - shares	Dec. 31, 2021	Mar. 03, 2021	Dec. 31, 2020	Oct. 08, 2019
Shares issued	7,899,832	2,061,900	7,899,832	1,030,950
Previously reported
Shares issued	5,322,459		3,260,559
Restatement
Shares issued	7,899,832		7,899,832